Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2022
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	December 31 2021	September 30 2021
Assets

Receivables from brokerage clients, net	$114,560	$107,118
Available for sale securities	493,399	466,536
Other assets	236,104	178,247
Total assets	$844,063	$751,901
Liabilities
Bank deposits	$561,357	$489,192
Payables to brokerage clients	158,968	139,913
Other liabilities	52,571	51,706

Total liabilities	772,896	680,811

Stockholders’ equity	71,167	71,090
Total liabilities and stockholders’ equity	$844,063	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended
	December 31 2021	December 31 2020
Net Revenues
Net interest revenue	$2,699	$2,357
Asset management and administration fees	1,399	1,286

Trading revenue and other	1,835	1,798

Total net revenues	5,933	5,441
Expenses Excluding Interest
Compensation and benefits	1,763	1,822

Other	1,620	1,697

Total expenses excluding interest	3,383	3,519
Income before taxes on income	2,550	1,922

Taxes on income	558	444

Net income	1,992	1,478

Preferred stock dividends and other	165	111

Net Income available to common stockholders	1,827	1,367

Other comprehensive income (loss)	(2,976)	(380)
Total comprehensive income (loss)	$(1,149)	$987
Earnings per common shares outstanding – basic (Canadian dollars)	$0.97	$0.74
Earnings per common shares outstanding – diluted (Canadian dollars)	0.96	0.74